ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of accounting
Basis of accounting
The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the Company’s audited consolidated financial statements and, in the opinion of management, include all material adjustments, consisting only of normal recurring adjustments considered necessary for a fair statement of the Company's consolidated financial statements, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The unaudited interim condensed consolidated financial statements should be read in conjunction with the annual consolidated financial statements and notes included in our Annual Report on Form 20-F for the year ended December 31, 2024, filed with the Securities and Exchange Commission (the "SEC") on February 28, 2025.
The unaudited interim condensed consolidated financial statements do not include all the disclosures required in an Annual Report on Form 20-F
Recent accounting pronouncements	Recently issued accounting pronouncements are not expected to materially impact the Company.